Trade and other payables (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 18, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Trade payables		$ 23,792	$ 20,390
Invoices not yet received		25,824	17,315
Accrued employee benefit costs		12,698	10,873
Trade deposits		1,510	502
Sundry accruals		13,022	26,690
Trade and Other Payables		76,846	75,770
Current		76,077	75,770	$ 63,310	$ 54,118
Non-current		769
Current payables for cash-settled awards		1,241	12,706
Non-current payables for cash-settled awards		$ 769
Minimum
Disclosure of detailed information about borrowings [line items]
Trade payable settlement period		0 days
Other payables settlement period		1 month
Maximum
Disclosure of detailed information about borrowings [line items]
Trade payable settlement period		90 days
Other payables settlement period		2 months
Legal proceedings provision [member]
Disclosure of detailed information about borrowings [line items]
Sundry accruals			$ 5,000
Legal proceedings provision [member] | Alleged misstatements and omissions in connection with and following initial public offering
Disclosure of detailed information about borrowings [line items]
Settlement payments made, litigations	$ 5,000
Settlements funded by insurance coverage	$ 1,000